Cash and borrowings - Liquidity risk exposures (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($) item	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)
Disclosure of detailed information about borrowings [line items]
Number of bonds | item		2
Gain on repurchase of bonds	$ 10
Outstanding amount	3,111	$ 3,125
Committed facilities
Disclosure of detailed information about borrowings [line items]
Committed facilities	4,100	4,100
Outstanding amount	3,100	3,100
Syndicated revolving credit facility
Disclosure of detailed information about borrowings [line items]
Amount contracted	1,000
Syndicated Revolving Credit Facility Maturing June 2025
Disclosure of detailed information about borrowings [line items]
Amount contracted		1,000
3.99% Senior Notes Maturing January 2026
Disclosure of detailed information about borrowings [line items]
Amount contracted	$ 75	$ 75
Interest rate	3.99%	3.99%	3.99%	3.99%
Corporate Bond Maturing March 2027
Disclosure of detailed information about borrowings [line items]
Amount contracted	$ 350	$ 350
Interest rate	5.15%	5.15%	5.15%	5.15%
2.83% Senior Notes Maturing June 2027
Disclosure of detailed information about borrowings [line items]
Amount contracted	$ 140	$ 140
Interest rate	2.83%	2.83%	2.83%	2.83%
2.90% Senior Notes Maturing June 2028
Disclosure of detailed information about borrowings [line items]
Amount contracted	$ 60	$ 60
Interest rate	2.90%	2.90%	2.90%	2.90%
2.97% Senior Notes Maturing June 2029
Disclosure of detailed information about borrowings [line items]
Amount contracted	$ 100	$ 100
Interest rate	2.97%	2.97%	2.97%	2.97%
4.565% Corporate Bond Maturing October 2029
Disclosure of detailed information about borrowings [line items]
Amount contracted | €			€ 500	€ 500
Interest rate	4.565%	4.565%	4.565%	4.565%
2.99% Senior Notes Maturing June 2030
Disclosure of detailed information about borrowings [line items]
Amount contracted	$ 95	$ 95
Interest rate	2.99%	2.99%	2.99%	2.99%
2.032% Corporate Bond Maturing October 2030
Disclosure of detailed information about borrowings [line items]
Repurchase of borrowings	$ 100
Repayments of bonds, notes and debentures	90
Amount contracted	900	$ 1,000
Gains on early repayments of borrowings	$ 10
Interest rate	2.032%	2.032%	2.032%	2.032%
3.09% Senior Notes Maturity June 2032
Disclosure of detailed information about borrowings [line items]
Amount contracted	$ 155	$ 155
Interest rate	3.09%	3.09%	3.09%	3.09%
Corporate Bond Maturing March 2034
Disclosure of detailed information about borrowings [line items]
Amount contracted	$ 650	$ 650
Interest rate	5.40%	5.40%	5.40%	5.40%
Private placement debt
Disclosure of detailed information about borrowings [line items]
Repayment of debt		$ 405
Leverage Ratio	3.5
Private placement debt | Maximum
Disclosure of detailed information about borrowings [line items]
Leverage Ratio	3.5